Non-Cash Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangements [Abstract]
Schedule of Options Award Activity	Options Awards
The following table summarizes Options award activity for the respective periods presented:

	Number of Options(a)	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	1,094,629	$8.53
Exercised(b)	(398,666)	6.60
Forfeited	(319,999)	11.30
Balance as of December 31, 2022	375,964	$8.21
Exercised(b)	(2,144)	6.60
Forfeited	(153,379)	8.25
Balance as of December 31, 2023	220,441	$8.20
Exercised(b)	—	—
Forfeited	(66,810)	11.14
Balance as of December 31, 2024	153,631	$6.93
(a)As of December 31, 2024, 2023 and 2022, 153,631, 162,108 and 19,000 Options were exercisable, respectively. As of December 31, 2024 all remaining Options outstanding have an exercise price ranging from £16.80 to £24.00 and a weighted average remaining contractual life of 2.4 years.
(b)No Options were exercised during 2024. The weighted average exercise date share price was $24.29 and $32.35 for Options exercised during 2023 and 2022, respectively.

Schedule of RSU and PSU Awards Activity	The following table summarizes RSU equity award activity for the respective periods presented:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	206,681	$26.76
Granted	198,504	27.70
Vested	(63,735)	25.92
Forfeited	(4,445)	27.24
Balance as of December 31, 2022	337,005	$27.47
Granted	252,869	22.35
Vested	(181,275)	23.08
Forfeited	(102,018)	27.54
Balance as of December 31, 2023	306,581	$25.82
Granted	764,411	12.40
Vested	(65,293)	30.97
Forfeited	(29,477)	20.08
Balance as of December 31, 2024	976,222	$15.14
The following table summarizes PSU equity award activity for the respective periods presented:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	340,204	$23.90
Granted	231,980	28.04
Forfeited	(3,695)	26.07
Balance as of December 31, 2022	568,489	$25.57
Granted	349,028	16.66
Vested	(216,313)	23.85
Forfeited	(89,518)	20.30
Balance as of December 31, 2023	611,686	$21.87
Granted	525,596	9.10
Vested	(93,256)	18.90
Forfeited	(78,723)	19.37
Balance as of December 31, 2024	965,303	$15.41

Schedule of Valuation Inputs	For PSUs granted during the respective periods presented, the inputs to the Monte Carlo model included the following:

	December 31, 2024	December 31, 2023	December 31, 2022
Risk-free rate of interest	4.0%	3.3%	1.3%
Volatility(a)	38%	31%	37%
Correlation with comparator group range	0.02 - 0.32	0.01 - 0.30	0.01 - 0.36
(a)Volatility utilizes the historical volatility for the Group’s share price.

Schedule of Share-based Compensation Expense	The following table presents the share-based compensation expense for the respective periods presented:

	December 31, 2024	December 31, 2023	December 31, 2022
Options	$49	$292	$(749)
RSUs	4,359	2,833	4,210
PSUs	3,827	3,335	4,590
ESPP	51	34	—
Total share-based compensation expense	$8,286	$6,494	$8,051